Expense Example (Invesco Van Kampen V.I. Global Value Equity Fund, Series II shares, Invesco Van Kampen V.I. Global Value Equity Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Global Value Equity Fund | Series II shares, Invesco Van Kampen V.I. Global Value Equity Fund
Example
Expense Example, By Year, Column [Text]	Series II shares
1 Year	$ 121
3 Years	412
5 Years	724
10 Years	$ 1,610